Property, Equipment and Software, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, Equipment and Software, Net

8 .	Property, Equipment and Software, Net
Property, equipment and software, net, consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Computer and electronic equipment	26,853	21,299
Office furniture and equipment	1,121	1,229
Leasehold improvements	32,053	37,770
Software	22,685	27,165

Total	82,712	87,463

Less: accumulated depreciation	(37,950)	(56,066)

Property, equipment and software, net	44,762	31,397

Depreciation expenses for the years ended December 31, 2020, 2021 and 2022 were
RMB 12,892, RMB 17,906, and RMB 22,837, respectively. No impairment on property, equipment and software was recorded for the years ended December 31, 2020, 2021 and 2022.